21. Provision for contingencies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	R$ 1,177	R$ 1,396
Additions	1,428	1,422
Payments	(447)	(415)
Reversals	(753)	(342)
Transfer to instalments taxes	(131)
Monetary adjustment	167	175
Exchange rate changes		(12)
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(334)	(1,047)
Provision for contingencies, ending	1,107	1,177
PIS/COFINS
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	148	103
Additions	162	91
Payments	0	0
Reversals	(114)	(4)
Transfer to instalments taxes	(42)
Monetary adjustment	(26)	14
Exchange rate changes		0
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(54)	(56)
Provision for contingencies, ending	74	148
Taxes and other
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	586	414
Additions	125	325
Payments	(37)	(29)
Reversals	(102)	(19)
Transfer to instalments taxes	(89)
Monetary adjustment	38	38
Exchange rate changes		(2)
Liabilities related to assets available to sell and discontinued operations (see Note 32)	42	(141)
Provision for contingencies, ending	563	586
Social security and labor
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	302	597
Additions	856	680
Payments	(301)	(251)
Reversals	(328)	(153)
Transfer to instalments taxes	0
Monetary adjustment	116	79
Exchange rate changes		(2)
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(314)	(648)
Provision for contingencies, ending	331	302
Civil
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	109	248
Additions	241	291
Payments	(94)	(125)
Reversals	(178)	(140)
Transfer to instalments taxes	0
Monetary adjustment	34	38
Exchange rate changes		(8)
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(7)	(195)
Provision for contingencies, ending	105	109
Regulatory
DisclosureOfOtherLongtermProvisionsLineItems [Line Items]
Provision for contingencies, beginning	32	34
Additions	44	35
Payments	(15)	(10)
Reversals	(31)	(26)
Transfer to instalments taxes	0
Monetary adjustment	5	6
Exchange rate changes		0
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(1)	(7)
Provision for contingencies, ending	R$ 34	R$ 32